Cash and Cash Equivalents and Restricted Cash (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($) shares
CashAndCashEquivalentLineItems [Line Items]
Proceeds from purchase of special warrants	$ 249
Number of purchase shares of special warrants | shares	300,000
Cash deposits	$ 830
Total income	$ 8
U.S. $ [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash deposits			$ 600
Reclamation liability			$ 2,000
Restricted Stock Units [Member]
CashAndCashEquivalentLineItems [Line Items]
Number of common shares issued | shares	434,742		434,742